Note 7 - Deferred Finance Charges (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Finance Costs, Gross	$ 3,081,644	$ 3,081,644
Amortization of Financing Costs	$ 412,138	$ 395,446	$ 508,686